UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sadoff Investment Management LLC
Address:  250 W. Coventry Court, Suite 109
          Milwaukee, WI 53217

Form 13F File Number:  028-03661

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bryan Sadoff
Title:    Member/Chief Compliance Officer
Phone:    (414) 352-8460

Signature, Place, and Date of Signing:

       /s/ Bryan Sadoff           Milwaukee, Wisconsin          July 25, 2012
       ----------------           --------------------          -------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           43
                                         -----------

Form 13F Information Table Value Total:  $   350,990
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

             COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------- -------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                      TITLE OF                 VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
          NAME OF ISSUER               CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------- -------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
ALTRIA GROUP                       COM            02209S103         326       9,436 SH       Sole                  9,436
ANALOG DEVICES                     COM            032654105       9,553     253,592 SH       Sole                253,592
APPLE COMPUTER                     COM            037833100         558         956 SH       Sole                    956
AT&T                               COM            00206R102         357      10,016 SH       Sole                 10,016
BERKSHIRE HATHAWAY A               COM            084670108         250           2 SH       Sole                      2
BERKSHIRE HATHAWAY B               COM            084670702         206       2,474 SH       Sole                  2,474
BRISTOL MYERS                      COM            110122108      18,677     519,535 SH       Sole                519,535
COCA COLA                          COM            191216100      21,776     278,506 SH       Sole                278,506
CONAGRA                            COM            205887102      13,731     529,530 SH       Sole                529,530
DIRECTV                            COM            25490A101      15,999     327,724 SH       Sole                327,724
EBAY                               COM            278642103      17,680     420,850 SH       Sole                420,850
EMC                                COM            268648102      19,339     754,562 SH       Sole                754,562
EXXON MOBIL                        COM            30231G102         343       4,005 SH       Sole                  4,005
FOOT LOCKER                        COM            344849104      14,262     466,393 SH       Sole                466,393
HEINZ                              COM            423074103      20,049     368,684 SH       Sole                368,684
HILLSHIRE BRANDS                   COM            432589109       6,213     214,300 SH       Sole                214,300
HOME DEPOT                         COM            437076102      21,872     412,760 SH       Sole                412,760
IBM                                COM            459200101         490       2,507 SH       Sole                  2,507
INTEL                              COM            458140100      18,583     697,295 SH       Sole                697,295
JOHNSON & JOHNSON                  COM            478160104         354       5,243 SH       Sole                  5,243
MCCORMICK                          COM            579780206       7,838     129,229 SH       Sole                129,229
MYLAN                              COM            628530107      17,239     806,675 SH       Sole                806,675
PEPSICO                            COM            713448108         316       4,467 SH       Sole                  4,467
PFIZER                             COM            717081103      21,045     915,012 SH       Sole                915,012
PHILIP MORRIS                      COM            718172109         295       3,381 SH       Sole                  3,381
PROCTER & GAMBLE                   COM            742718109         330       5,394 SH       Sole                  5,394
TEXAS INSTRUMENTS                  COM            882508104      12,637     440,474 SH       Sole                440,474
TIME WARNER                        COM            887317303       8,338     216,575 SH       Sole                216,575
VALEANT PHARMA                     COM            91911K102      11,630     259,665 SH       Sole                259,665
VIACOM CL B                        COM            92553P201      14,877     316,396 SH       Sole                316,396
WATSON PHARMA                      COM            942683103      18,454     249,409 SH       Sole                249,409
WEIGHT WATCHERS                    COM            948626106       7,907     153,350 SH       Sole                153,350
XILINX                             COM            983919101      20,949     624,030 SH       Sole                624,030
ANNALY CAPITAL MANAGEMENT          COM            035710409         378      22,500 SH       Sole                 22,500
DOMINION RESOURCES                 COM            25746U109         236       4,373 SH       Sole                  4,373
INVESCO INSURED MUNI INCOME        COM            46132P108         275      16,300 SH       Sole                 16,300
NUVEEN INSURED ADVANTAGE MUNI      COM            67071L106         469      30,700 SH       Sole                 30,700
NUVEEN INSURED MUNI OPPORTUNIT     COM            670984103         203      13,600 SH       Sole                 13,600
NUVEEN INSURED PREMIUM MUNI        COM            6706D8104         459      32,300 SH       Sole                 32,300
PROGRESS ENERGY                    COM            743263105         939      15,612 SH       Sole                 15,612
SOUTHERN                           COM            842587107         823      17,775 SH       Sole                 17,775
WISCONSIN ENERGY                   COM            976657106         377       9,531 SH       Sole                  9,531
ISHARES TR                         BARCLYS 1-3 YR 464287457       4,358      51,650 SH       Sole                 51,650